Shareholder Report, Average Annual Return (Details)	5 Months Ended	12 Months Ended		20 Months Ended	24 Months Ended	32 Months Ended	41 Months Ended	51 Months Ended	58 Months Ended	60 Months Ended		73 Months Ended	80 Months Ended	86 Months Ended	91 Months Ended	92 Months Ended	97 Months Ended	99 Months Ended	113 Months Ended	120 Months Ended
	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024
C000171792
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class I3
C000171790
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class R
C000021244
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class A with load
Average Annual Return, Percent			5.59%								(0.96%)									1.24%
C000021246
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class C with load
Average Annual Return, Percent			9.19%								(0.65%)									1.06%
C000081828
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class I
C000021247
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class I2
C000234684
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class R
C000156745
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class R6
C000021200
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class A with load
Average Annual Return, Percent			54.13%								8.82%									10.94%
C000021202
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class C with load
Average Annual Return, Percent			60.79%								9.22%									10.73%
C000081825
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class I
C000021203
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class I2
C000234682
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class R
C000215064
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class R6
C000240466
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class A with load
Average Annual Return, Percent			5.14%		2.55%
C000240467
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class C with load
Average Annual Return, Percent			8.49%		4.12%
C000240465
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class I
C000137931
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class I2
C000171831
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class I3
C000171829
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class R
C000171830
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class R4
C000228029
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class R6
C000103735
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class A with load
Average Annual Return, Percent			9.75%								0.41%									1.85%
C000103736
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class C with load
Average Annual Return, Percent			13.37%								0.71%									1.64%
C000103737
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class I
C000103738
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class I2
C000156761
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class R6
C000216506
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class I
C000216505
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class I2
C000216501
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class R6
C000125977
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class A with load
Average Annual Return, Percent			30.87%								9.43%									0.99%
C000125978
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class C with load
Average Annual Return, Percent			36.32%								9.81%									0.80%
C000125979
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class I
C000125980
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class I2
C000132297
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class A with load
Average Annual Return, Percent			4.31%								3.22%									3.42%
C000132298
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class C with load
Average Annual Return, Percent			7.67%								3.46%									3.15%
C000132299
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class I
C000132300
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class I2
C000021232
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class A with load
Average Annual Return, Percent			9.17%								1.97%									3.14%
C000021234
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class C with load
Average Annual Return, Percent			12.83%								2.33%									2.95%
C000081826
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class I
C000021235
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class I2
C000171810
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class I3
C000171808
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class R
C000171809
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class R4
C000156743
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class R6
C000220282
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class I
C000220275
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class I2
C000220281
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class R6
C000129483
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class A with load
Average Annual Return, Percent			12.36%								0.59%									2.84%
C000129484
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class C with load
Average Annual Return, Percent			14.44%								0.65%									2.57%
C000129485
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class I
C000173652
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class I2
C000137930
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class A with load
Average Annual Return, Percent			4.01%								0.78%									1.23%
C000137927
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class C with load
Average Annual Return, Percent			7.33%								1.08%									1.01%
C000137928
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class I
C000137929
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class I2
C000244911
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class I3
C000244910
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class R
C000244909
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class R4
C000172159
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class R6
C000119592
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class A with load
Average Annual Return, Percent			6.72%								(0.26%)									1.71%
C000119593
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class C with load
Average Annual Return, Percent			8.69%								(0.22%)									1.42%
C000119594
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class I
C000173651
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class I2
C000095924
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class A with load
Average Annual Return, Percent			13.66%								4.40%									3.74%
C000095925
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class C with load
Average Annual Return, Percent			18.54%								4.89%									3.61%
C000095926
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class I
C000095927
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class I2
C000171816
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class I3
C000171814
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class R
C000171815
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class R4
C000156759
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class R6
C000198978
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class A with load
Average Annual Return, Percent			5.65%								3.45%		2.78%
C000198980
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class I
C000021184
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class I2
C000198983
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class R6
C000122145
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class I
C000122146
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class I2
C000250399
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class R6
C000200975
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class A with load
Average Annual Return, Percent			19.48%								6.87%	4.92%
C000200976
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class I
C000200978
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class I2
C000200977
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class R6
Without Sales Load [Member] | C000171792
Average Annual Return [Line Items]
Average Annual Return, Percent			26.70%								9.79%			9.27%
Without Sales Load [Member] | C000171790
Average Annual Return [Line Items]
Average Annual Return, Percent			26.19%								9.25%									8.04%
Without Sales Load [Member] | C000021244
Average Annual Return [Line Items]
Average Annual Return, Percent			10.91%								0.01%									1.73%
Without Sales Load [Member] | C000021246
Average Annual Return [Line Items]
Average Annual Return, Percent			10.19%								(0.65%)									1.06%
Without Sales Load [Member] | C000081828
Average Annual Return [Line Items]
Average Annual Return, Percent			11.11%								0.38%									2.09%
Without Sales Load [Member] | C000021247
Average Annual Return [Line Items]
Average Annual Return, Percent			11.18%								0.44%									2.16%
Without Sales Load [Member] | C000234684
Average Annual Return [Line Items]
Average Annual Return, Percent			10.60%			(1.34%)
Without Sales Load [Member] | C000156745
Average Annual Return [Line Items]
Average Annual Return, Percent			11.19%								0.41%								2.10%
Without Sales Load [Member] | C000021200
Average Annual Return [Line Items]
Average Annual Return, Percent			63.08%								10.06%									11.57%
Without Sales Load [Member] | C000021202
Average Annual Return [Line Items]
Average Annual Return, Percent			61.79%								9.22%									10.73%
Without Sales Load [Member] | C000081825
Average Annual Return [Line Items]
Average Annual Return, Percent			63.58%								10.40%									11.89%
Without Sales Load [Member] | C000021203
Average Annual Return [Line Items]
Average Annual Return, Percent			63.67%								10.46%									11.98%
Without Sales Load [Member] | C000234682
Average Annual Return [Line Items]
Average Annual Return, Percent			62.63%			(1.92%)
Without Sales Load [Member] | C000215064
Average Annual Return [Line Items]
Average Annual Return, Percent			63.84%							10.53%	10.48%
Without Sales Load [Member] | C000240466
Average Annual Return [Line Items]
Average Annual Return, Percent			10.32%		5.08%
Without Sales Load [Member] | C000240467
Average Annual Return [Line Items]
Average Annual Return, Percent			9.49%		4.12%
Without Sales Load [Member] | C000240465
Average Annual Return [Line Items]
Average Annual Return, Percent			10.38%		5.18%
Without Sales Load [Member] | C000137931
Average Annual Return [Line Items]
Average Annual Return, Percent			10.67%								(0.03%)				1.49%
Without Sales Load [Member] | C000171831
Average Annual Return [Line Items]
Average Annual Return, Percent			10.66%								(0.03%)				1.47%
Without Sales Load [Member] | C000171829
Average Annual Return [Line Items]
Average Annual Return, Percent			10.10%								(0.51%)				0.98%
Without Sales Load [Member] | C000171830
Average Annual Return [Line Items]
Average Annual Return, Percent			10.40%								(0.26%)									1.44%
Without Sales Load [Member] | C000228029
Average Annual Return [Line Items]
Average Annual Return, Percent			10.81%				(1.52%)
Without Sales Load [Member] | C000103735
Average Annual Return [Line Items]
Average Annual Return, Percent			15.21%								1.39%									2.35%
Without Sales Load [Member] | C000103736
Average Annual Return [Line Items]
Average Annual Return, Percent			14.37%								0.71%									1.64%
Without Sales Load [Member] | C000103737
Average Annual Return [Line Items]
Average Annual Return, Percent			15.60%								1.86%									2.76%
Without Sales Load [Member] | C000103738
Average Annual Return [Line Items]
Average Annual Return, Percent			15.75%								1.82%									2.80%
Without Sales Load [Member] | C000156761
Average Annual Return [Line Items]
Average Annual Return, Percent			15.72%								1.88%								3.25%
Without Sales Load [Member] | C000216506
Average Annual Return [Line Items]
Average Annual Return, Percent			18.94%						(0.78%)
Without Sales Load [Member] | C000216505
Average Annual Return [Line Items]
Average Annual Return, Percent			19.02%						(0.72%)
Without Sales Load [Member] | C000216501
Average Annual Return [Line Items]
Average Annual Return, Percent			18.86%				(7.65%)
Without Sales Load [Member] | C000125977
Average Annual Return [Line Items]
Average Annual Return, Percent			38.40%								10.68%									1.57%
Without Sales Load [Member] | C000125978
Average Annual Return [Line Items]
Average Annual Return, Percent			37.32%								9.81%									0.80%
Without Sales Load [Member] | C000125979
Average Annual Return [Line Items]
Average Annual Return, Percent			38.81%								11.01%									1.87%
Without Sales Load [Member] | C000125980
Average Annual Return [Line Items]
Average Annual Return, Percent			38.90%								11.14%									1.98%
Without Sales Load [Member] | C000132297
Average Annual Return [Line Items]
Average Annual Return, Percent			9.55%								4.23%									3.92%
Without Sales Load [Member] | C000132298
Average Annual Return [Line Items]
Average Annual Return, Percent			8.67%								3.46%									3.15%
Without Sales Load [Member] | C000132299
Average Annual Return [Line Items]
Average Annual Return, Percent			9.83%								4.47%									4.14%
Without Sales Load [Member] | C000132300
Average Annual Return [Line Items]
Average Annual Return, Percent			9.96%								4.53%									4.23%
Without Sales Load [Member] | C000021232
Average Annual Return [Line Items]
Average Annual Return, Percent			14.56%								2.96%									3.64%
Without Sales Load [Member] | C000021234
Average Annual Return [Line Items]
Average Annual Return, Percent			13.83%								2.33%									2.95%
Without Sales Load [Member] | C000081826
Average Annual Return [Line Items]
Average Annual Return, Percent			14.98%								3.48%									4.04%
Without Sales Load [Member] | C000021235
Average Annual Return [Line Items]
Average Annual Return, Percent			15.11%								3.48%									4.11%
Without Sales Load [Member] | C000171810
Average Annual Return [Line Items]
Average Annual Return, Percent			15.11%								3.50%				4.11%
Without Sales Load [Member] | C000171808
Average Annual Return [Line Items]
Average Annual Return, Percent			14.55%								2.98%				3.59%
Without Sales Load [Member] | C000171809
Average Annual Return [Line Items]
Average Annual Return, Percent			14.82%								3.21%				3.83%
Without Sales Load [Member] | C000156743
Average Annual Return [Line Items]
Average Annual Return, Percent			15.11%								3.50%								4.11%
Without Sales Load [Member] | C000220282
Average Annual Return [Line Items]
Average Annual Return, Percent			13.96%					2.32%
Without Sales Load [Member] | C000220275
Average Annual Return [Line Items]
Average Annual Return, Percent			13.95%					2.44%
Without Sales Load [Member] | C000220281
Average Annual Return [Line Items]
Average Annual Return, Percent			13.94%	8.65%
Without Sales Load [Member] | C000129483
Average Annual Return [Line Items]
Average Annual Return, Percent			16.14%								1.25%									3.18%
Without Sales Load [Member] | C000129484
Average Annual Return [Line Items]
Average Annual Return, Percent			15.44%								0.65%									2.57%
Without Sales Load [Member] | C000129485
Average Annual Return [Line Items]
Average Annual Return, Percent			16.35%								1.34%									3.31%
Without Sales Load [Member] | C000173652
Average Annual Return [Line Items]
Average Annual Return, Percent			16.41%								1.46%						2.36%
Without Sales Load [Member] | C000137930
Average Annual Return [Line Items]
Average Annual Return, Percent			9.16%								1.77%									1.73%
Without Sales Load [Member] | C000137927
Average Annual Return [Line Items]
Average Annual Return, Percent			8.33%								1.08%									1.01%
Without Sales Load [Member] | C000137928
Average Annual Return [Line Items]
Average Annual Return, Percent			9.66%								2.10%									2.02%
Without Sales Load [Member] | C000137929
Average Annual Return [Line Items]
Average Annual Return, Percent			9.49%								2.09%									2.05%
Without Sales Load [Member] | C000244911
Average Annual Return [Line Items]
Average Annual Return, Percent		9.36%	9.49%
Without Sales Load [Member] | C000244910
Average Annual Return [Line Items]
Average Annual Return, Percent		8.92%	9.05%
Without Sales Load [Member] | C000244909
Average Annual Return [Line Items]
Average Annual Return, Percent		9.26%	9.39%
Without Sales Load [Member] | C000172159
Average Annual Return [Line Items]
Average Annual Return, Percent			9.61%								2.11%							2.49%
Without Sales Load [Member] | C000119592
Average Annual Return [Line Items]
Average Annual Return, Percent			10.36%								0.41%									2.04%
Without Sales Load [Member] | C000119593
Average Annual Return [Line Items]
Average Annual Return, Percent			9.69%								(0.22%)									1.42%
Without Sales Load [Member] | C000119594
Average Annual Return [Line Items]
Average Annual Return, Percent			10.54%								0.55%									2.17%
Without Sales Load [Member] | C000173651
Average Annual Return [Line Items]
Average Annual Return, Percent			10.58%								0.59%						1.47%
Without Sales Load [Member] | C000095924
Average Annual Return [Line Items]
Average Annual Return, Percent			20.31%								5.59%									4.32%
Without Sales Load [Member] | C000095925
Average Annual Return [Line Items]
Average Annual Return, Percent			19.54%								4.89%									3.61%
Without Sales Load [Member] | C000095926
Average Annual Return [Line Items]
Average Annual Return, Percent			20.84%								6.03%									4.72%
Without Sales Load [Member] | C000095927
Average Annual Return [Line Items]
Average Annual Return, Percent			20.96%								6.13%									4.82%
Without Sales Load [Member] | C000171816
Average Annual Return [Line Items]
Average Annual Return, Percent			20.98%								6.12%					5.68%
Without Sales Load [Member] | C000171814
Average Annual Return [Line Items]
Average Annual Return, Percent			20.37%								5.60%					5.16%
Without Sales Load [Member] | C000171815
Average Annual Return [Line Items]
Average Annual Return, Percent			20.66%								5.86%					5.41%
Without Sales Load [Member] | C000156759
Average Annual Return [Line Items]
Average Annual Return, Percent			20.90%								6.12%								4.22%
Without Sales Load [Member] | C000198978
Average Annual Return [Line Items]
Average Annual Return, Percent			11.84%								4.64%		3.66%
Without Sales Load [Member] | C000198980
Average Annual Return [Line Items]
Average Annual Return, Percent			12.30%								4.95%		3.94%
Without Sales Load [Member] | C000021184
Average Annual Return [Line Items]
Average Annual Return, Percent			12.16%								5.07%									4.76%
Without Sales Load [Member] | C000198983
Average Annual Return [Line Items]
Average Annual Return, Percent			12.24%								5.05%		4.09%
Without Sales Load [Member] | C000122145
Average Annual Return [Line Items]
Average Annual Return, Percent			24.55%								6.64%									6.29%
Without Sales Load [Member] | C000122146
Average Annual Return [Line Items]
Average Annual Return, Percent			24.67%								6.72%									6.39%
Without Sales Load [Member] | C000250399
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.72%)
Without Sales Load [Member] | C000200975
Average Annual Return [Line Items]
Average Annual Return, Percent			26.43%								8.09%	5.90%
Without Sales Load [Member] | C000200976
Average Annual Return [Line Items]
Average Annual Return, Percent			26.77%								8.39%	6.18%
Without Sales Load [Member] | C000200978
Average Annual Return [Line Items]
Average Annual Return, Percent			26.94%								8.44%	6.22%
Without Sales Load [Member] | C000200977
Average Annual Return [Line Items]
Average Annual Return, Percent			26.84%								8.42%	6.20%
TAM INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent			38.02%								15.27%			14.23%
TAM INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent			38.02%								15.27%									13.00%
TAM INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg US Aggregate Bond Index
Average Annual Return, Percent			10.55%								(0.23%)									1.49%
TAM INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg US Aggregate Bond Index
Average Annual Return, Percent			10.55%								(0.23%)									1.49%
TAM INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg US Aggregate Bond Index
Average Annual Return, Percent			10.55%								(0.23%)									1.49%
TAM INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg US Aggregate Bond Index
Average Annual Return, Percent			10.55%								(0.23%)									1.49%
TAM INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg US Aggregate Bond Index
Average Annual Return, Percent			10.55%			(1.27%)
TAM INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg US Aggregate Bond Index
Average Annual Return, Percent			10.55%								(0.23%)								1.40%
TAM INDEX: RUSSELL 3000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent			37.86%								14.60%									12.44%
TAM INDEX: RUSSELL 3000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent			37.86%								14.60%									12.44%
TAM INDEX: RUSSELL 3000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent			37.86%								14.60%									12.44%
TAM INDEX: RUSSELL 3000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent			37.86%								14.60%									12.44%
TAM INDEX: RUSSELL 3000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent			37.86%			11.21%
TAM INDEX: RUSSELL 3000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent			37.86%							14.79%	14.60%
TAM INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg US Aggregate Bond Index
Average Annual Return, Percent			10.55%		5.33%
TAM INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg US Aggregate Bond Index
Average Annual Return, Percent			10.55%		5.33%
TAM INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg US Aggregate Bond Index
Average Annual Return, Percent			10.55%		5.33%
TAM INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg US Aggregate Bond Index
Average Annual Return, Percent			10.55%								(0.23%)				1.35%
TAM INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg US Aggregate Bond Index
Average Annual Return, Percent			10.55%								(0.23%)				1.35%
TAM INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg US Aggregate Bond Index
Average Annual Return, Percent			10.55%								(0.23%)				1.35%
TAM INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg US Aggregate Bond Index
Average Annual Return, Percent			10.55%								(0.23%)									1.49%
TAM INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg US Aggregate Bond Index
Average Annual Return, Percent			10.55%				(1.73%)
TAM INDEX: J.P. MORGAN EMERGING MARKETS BOND INDEX GLOBAL
Average Annual Return [Line Items]
Line Graph and Table Measure Name			J.P. Morgan Emerging Markets Bond Index Global
Average Annual Return, Percent			17.62%								0.75%									2.77%
TAM INDEX: J.P. MORGAN EMERGING MARKETS BOND INDEX GLOBAL
Average Annual Return [Line Items]
Line Graph and Table Measure Name			J.P. Morgan Emerging Markets Bond Index Global
Average Annual Return, Percent			17.62%								0.75%									2.77%
TAM INDEX: J.P. MORGAN EMERGING MARKETS BOND INDEX GLOBAL
Average Annual Return [Line Items]
Line Graph and Table Measure Name			J.P. Morgan Emerging Markets Bond Index Global
Average Annual Return, Percent			17.62%								0.75%									2.77%
TAM INDEX: J.P. MORGAN EMERGING MARKETS BOND INDEX GLOBAL
Average Annual Return [Line Items]
Line Graph and Table Measure Name			J.P. Morgan Emerging Markets Bond Index Global
Average Annual Return, Percent			17.62%								0.75%									2.77%
TAM INDEX: J.P. MORGAN EMERGING MARKETS BOND INDEX GLOBAL
Average Annual Return [Line Items]
Line Graph and Table Measure Name			J.P. Morgan Emerging Markets Bond Index Global
Average Annual Return, Percent			17.62%								0.75%								2.93%
TAM INDEX: MSCI EMERGING MARKETS INDEX GR
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI Emerging Markets Index
Average Annual Return, Percent			25.95%						3.11%
TAM INDEX: MSCI EMERGING MARKETS INDEX GR
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI Emerging Markets Index
Average Annual Return, Percent			25.95%						3.11%
TAM INDEX: MSCI EMERGING MARKETS INDEX GR
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI Emerging Markets Index
Average Annual Return, Percent			25.95%				(2.91%)
TAM INDEX: RUSSELL 3000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent			37.86%								14.60%									12.44%
TAM INDEX: RUSSELL 3000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent			37.86%								14.60%									12.44%
TAM INDEX: RUSSELL 3000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent			37.86%								14.60%									12.44%
TAM INDEX: RUSSELL 3000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent			37.86%								14.60%									12.44%
TAM INDEX: BLOOMBERG US UNIVERSAL BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Universal Bond Index
Average Annual Return, Percent			11.20%								0.18%									1.82%
TAM INDEX: BLOOMBERG US UNIVERSAL BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Universal Bond Index
Average Annual Return, Percent			11.20%								0.18%									1.82%
TAM INDEX: BLOOMBERG US UNIVERSAL BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Universal Bond Index
Average Annual Return, Percent			11.20%								0.18%									1.82%
TAM INDEX: BLOOMBERG US UNIVERSAL BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Universal Bond Index
Average Annual Return, Percent			11.20%								0.18%									1.82%
TAM INDEX: BLOOMBERG US UNIVERSAL BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Universal Bond Index
Average Annual Return, Percent			11.20%								0.18%									1.82%
TAM INDEX: BLOOMBERG US UNIVERSAL BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Universal Bond Index
Average Annual Return, Percent			11.20%								0.18%									1.82%
TAM INDEX: BLOOMBERG US UNIVERSAL BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Universal Bond Index
Average Annual Return, Percent			11.20%								0.18%									1.82%
TAM INDEX: BLOOMBERG US UNIVERSAL BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Universal Bond Index
Average Annual Return, Percent			11.20%								0.18%									1.82%
TAM INDEX: BLOOMBERG US UNIVERSAL BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Universal Bond Index
Average Annual Return, Percent			11.20%								0.18%				1.66%
TAM INDEX: BLOOMBERG US UNIVERSAL BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Universal Bond Index
Average Annual Return, Percent			11.20%								0.18%				1.66%
TAM INDEX: BLOOMBERG US UNIVERSAL BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Universal Bond Index
Average Annual Return, Percent			11.20%								0.18%				1.66%
TAM INDEX: BLOOMBERG US UNIVERSAL BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Universal Bond Index
Average Annual Return, Percent			11.20%								0.18%								1.75%
TAM INDEX: BLOOMBERG US UNIVERSAL BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Universal Bond Index
Average Annual Return, Percent			11.20%					(1.39%)
TAM INDEX: BLOOMBERG US UNIVERSAL BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Universal Bond Index
Average Annual Return, Percent			11.20%					(1.39%)
TAM INDEX: BLOOMBERG US UNIVERSAL BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Universal Bond Index
Average Annual Return, Percent			11.20%	5.20%
TAM INDEX: S&P Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P Municipal Bond Index
Average Annual Return, Percent			10.08%								1.22%									2.38%
TAM INDEX: S&P Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P Municipal Bond Index
Average Annual Return, Percent			10.08%								1.22%									2.38%
TAM INDEX: S&P Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P Municipal Bond Index
Average Annual Return, Percent			10.08%								1.22%									2.38%
TAM INDEX: S&P Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P Municipal Bond Index
Average Annual Return, Percent			10.08%								1.22%						1.92%
TAM INDEX: BLOOMBERG US UNIVERSAL BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Universal Bond Index
Average Annual Return, Percent			11.20%								0.18%									1.82%
TAM INDEX: BLOOMBERG US UNIVERSAL BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Universal Bond Index
Average Annual Return, Percent			11.20%								0.18%									1.82%
TAM INDEX: BLOOMBERG US UNIVERSAL BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Universal Bond Index
Average Annual Return, Percent			11.20%								0.18%									1.82%
TAM INDEX: BLOOMBERG US UNIVERSAL BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Universal Bond Index
Average Annual Return, Percent			11.20%								0.18%									1.82%
TAM INDEX: BLOOMBERG US UNIVERSAL BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Universal Bond Index
Average Annual Return, Percent		10.79%	11.20%
TAM INDEX: BLOOMBERG US UNIVERSAL BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Universal Bond Index
Average Annual Return, Percent		10.79%	11.20%
TAM INDEX: BLOOMBERG US UNIVERSAL BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Universal Bond Index
Average Annual Return, Percent		10.79%	11.20%
TAM INDEX: BLOOMBERG US UNIVERSAL BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Universal Bond Index
Average Annual Return, Percent			11.20%								0.18%							1.38%
TAM INDEX: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg Municipal Bond Index
Average Annual Return, Percent			9.70%								1.05%									2.30%
TAM INDEX: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg Municipal Bond Index
Average Annual Return, Percent			9.70%								1.05%									2.30%
TAM INDEX: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg Municipal Bond Index
Average Annual Return, Percent			9.70%								1.05%									2.30%
TAM INDEX: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg Municipal Bond Index
Average Annual Return, Percent			9.70%								1.05%						1.84%
TAM INDEX: MSCI EAFE INDEX TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI EAFE Index
Average Annual Return, Percent			23.58%								6.76%									5.78%
TAM INDEX: MSCI EAFE INDEX TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI EAFE Index
Average Annual Return, Percent			23.58%								6.76%									5.78%
TAM INDEX: MSCI EAFE INDEX TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI EAFE Index
Average Annual Return, Percent			23.58%								6.76%									5.78%
TAM INDEX: MSCI EAFE INDEX TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI EAFE Index
Average Annual Return, Percent			23.58%								6.76%									5.78%
TAM INDEX: MSCI EAFE INDEX TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI EAFE Index
Average Annual Return, Percent			23.58%								6.76%					7.19%
TAM INDEX: MSCI EAFE INDEX TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI EAFE Index
Average Annual Return, Percent			23.58%								6.76%					7.19%
TAM INDEX: MSCI EAFE INDEX TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI EAFE Index
Average Annual Return, Percent			23.58%								6.76%					7.19%
TAM INDEX: MSCI EAFE INDEX TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI EAFE Index
Average Annual Return, Percent			23.58%								6.76%								5.34%
TAM INDEX: MSCI EAFE INDEX TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI EAFE Index
Average Annual Return, Percent			23.58%								6.76%		5.25%
TAM INDEX: MSCI EAFE INDEX TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI EAFE Index
Average Annual Return, Percent			23.58%								6.76%		5.25%
TAM INDEX: MSCI EAFE INDEX TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI EAFE Index
Average Annual Return, Percent			23.58%								6.76%									5.78%
TAM INDEX: MSCI EAFE INDEX TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI EAFE Index
Average Annual Return, Percent			23.58%								6.76%		5.25%
TAM INDEX: MSCI EAFE INDEX TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI EAFE Index
Average Annual Return, Percent			23.58%								6.76%									5.78%
TAM INDEX: MSCI EAFE INDEX TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI EAFE Index
Average Annual Return, Percent			23.58%								6.76%									5.78%
TAM INDEX: MSCI EAFE INDEX TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI EAFE Index
Average Annual Return, Percent	0.58%
TAM INDEX: MSCI EAFE INDEX TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI EAFE Index
Average Annual Return, Percent			23.58%								6.76%	5.88%
TAM INDEX: MSCI EAFE INDEX TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI EAFE Index
Average Annual Return, Percent			23.58%								6.76%	5.88%
TAM INDEX: MSCI EAFE INDEX TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI EAFE Index
Average Annual Return, Percent			23.58%								6.76%	5.88%
TAM INDEX: MSCI EAFE INDEX TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI EAFE Index
Average Annual Return, Percent			23.58%								6.76%	5.88%
TAM INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg US Aggregate Bond Index
Average Annual Return, Percent			10.55%								(0.23%)			1.05%
TAM INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg US Aggregate Bond Index
Average Annual Return, Percent			10.55%								(0.23%)									1.49%
TAM INDEX: RUSSELL 1000® GROWTH INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent			43.77%								19.00%									16.18%
TAM INDEX: RUSSELL 1000® GROWTH INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent			43.77%								19.00%									16.18%
TAM INDEX: RUSSELL 1000® GROWTH INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent			43.77%								19.00%									16.18%
TAM INDEX: RUSSELL 1000® GROWTH INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent			43.77%								19.00%									16.18%
TAM INDEX: RUSSELL 1000® GROWTH INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent			43.77%			14.44%
TAM INDEX: RUSSELL 1000® GROWTH INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent			43.77%							19.11%	19.00%
Transamerica Emerging Markets Debt Blended Benchmark
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Transamerica Emerging Markets Debt Blended Benchmark
Average Annual Return, Percent			14.00%								0.88%									2.33%
Transamerica Emerging Markets Debt Blended Benchmark
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Transamerica Emerging Markets Debt Blended Benchmark
Average Annual Return, Percent			14.00%								0.88%									2.33%
Transamerica Emerging Markets Debt Blended Benchmark
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Transamerica Emerging Markets Debt Blended Benchmark
Average Annual Return, Percent			14.00%								0.88%									2.33%
Transamerica Emerging Markets Debt Blended Benchmark
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Transamerica Emerging Markets Debt Blended Benchmark
Average Annual Return, Percent			14.00%								0.88%									2.33%
Transamerica Emerging Markets Debt Blended Benchmark
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Transamerica Emerging Markets Debt Blended Benchmark
Average Annual Return, Percent			14.00%								0.88%								2.75%
TAM INDEX: ALERIAN MIDSTREAM ENERGY SELECT INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Alerian Midstream Energy Select Index
Average Annual Return, Percent			41.83%								16.08%									5.84%
TAM INDEX: ALERIAN MIDSTREAM ENERGY SELECT INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Alerian Midstream Energy Select Index
Average Annual Return, Percent			41.83%								16.08%									5.84%
TAM INDEX: ALERIAN MIDSTREAM ENERGY SELECT INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Alerian Midstream Energy Select Index
Average Annual Return, Percent			41.83%								16.08%									5.84%
TAM INDEX: ALERIAN MIDSTREAM ENERGY SELECT INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Alerian Midstream Energy Select Index
Average Annual Return, Percent			41.83%								16.08%									5.84%
TAM INDEX: CREDIT SUISSE LEVERAGED LOAN INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Credit Suisse Leveraged Loan Index
Average Annual Return, Percent			10.55%								5.89%									4.91%
TAM INDEX: CREDIT SUISSE LEVERAGED LOAN INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Credit Suisse Leveraged Loan Index
Average Annual Return, Percent			10.55%								5.89%									4.91%
TAM INDEX: CREDIT SUISSE LEVERAGED LOAN INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Credit Suisse Leveraged Loan Index
Average Annual Return, Percent			10.55%								5.89%									4.91%
TAM INDEX: CREDIT SUISSE LEVERAGED LOAN INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Credit Suisse Leveraged Loan Index
Average Annual Return, Percent			10.55%								5.89%									4.91%
TAM INDEX: BLOOMBERG US CORPORATE H.Y 2% ISSUER CAP INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg US Corporate High Yield 2% Issuer Capped Index
Average Annual Return, Percent			16.47%								4.53%									4.86%
TAM INDEX: BLOOMBERG US CORPORATE H.Y 2% ISSUER CAP INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg US Corporate High Yield 2% Issuer Capped Index
Average Annual Return, Percent			16.47%								4.53%									4.86%
TAM INDEX: BLOOMBERG US CORPORATE H.Y 2% ISSUER CAP INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg US Corporate High Yield 2% Issuer Capped Index
Average Annual Return, Percent			16.47%								4.53%									4.86%
TAM INDEX: BLOOMBERG US CORPORATE H.Y 2% ISSUER CAP INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg US Corporate High Yield 2% Issuer Capped Index
Average Annual Return, Percent			16.47%								4.53%									4.86%
TAM INDEX: BLOOMBERG US CORPORATE H.Y 2% ISSUER CAP INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg US Corporate High Yield 2% Issuer Capped Index
Average Annual Return, Percent			16.47%								4.53%				4.95%
TAM INDEX: BLOOMBERG US CORPORATE H.Y 2% ISSUER CAP INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg US Corporate High Yield 2% Issuer Capped Index
Average Annual Return, Percent			16.47%								4.53%				4.95%
TAM INDEX: BLOOMBERG US CORPORATE H.Y 2% ISSUER CAP INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg US Corporate High Yield 2% Issuer Capped Index
Average Annual Return, Percent			16.47%								4.53%				4.95%
TAM INDEX: BLOOMBERG US CORPORATE H.Y 2% ISSUER CAP INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg US Corporate High Yield 2% Issuer Capped Index
Average Annual Return, Percent			16.47%								4.53%								4.97%
TAM INDEX: BLOOMBERG US CORPORATE H.Y 2% ISSUER CAP INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg US Corporate High Yield 2% Issuer Capped Index
Average Annual Return, Percent			16.47%					4.66%
TAM INDEX: BLOOMBERG US CORPORATE H.Y 2% ISSUER CAP INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg US Corporate High Yield 2% Issuer Capped Index
Average Annual Return, Percent			16.47%					4.66%
TAM INDEX: BLOOMBERG US CORPORATE H.Y 2% ISSUER CAP INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg US Corporate High Yield 2% Issuer Capped Index
Average Annual Return, Percent			16.47%	11.06%
TAM INDEX: BLOOMBERG HIGH YIELD MUNI BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg High Yield Municipal Bond Index
Average Annual Return, Percent			17.47%								2.71%									4.40%
TAM INDEX: BLOOMBERG HIGH YIELD MUNI BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg High Yield Municipal Bond Index
Average Annual Return, Percent			17.47%								2.71%									4.40%
TAM INDEX: BLOOMBERG HIGH YIELD MUNI BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg High Yield Municipal Bond Index
Average Annual Return, Percent			17.47%								2.71%									4.40%
TAM INDEX: BLOOMBERG HIGH YIELD MUNI BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg High Yield Municipal Bond Index
Average Annual Return, Percent			17.47%								2.71%						3.86%
TAM INDEX: BLOOMBERG US TREASURY INFLATION PROTECTED SECURITIES INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg US Treasury Inflation Protected Securities Index
Average Annual Return, Percent			8.61%								2.20%									2.26%
TAM INDEX: BLOOMBERG US TREASURY INFLATION PROTECTED SECURITIES INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg US Treasury Inflation Protected Securities Index
Average Annual Return, Percent			8.61%								2.20%									2.26%
TAM INDEX: BLOOMBERG US TREASURY INFLATION PROTECTED SECURITIES INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg US Treasury Inflation Protected Securities Index
Average Annual Return, Percent			8.61%								2.20%									2.26%
TAM INDEX: BLOOMBERG US TREASURY INFLATION PROTECTED SECURITIES INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg US Treasury Inflation Protected Securities Index
Average Annual Return, Percent			8.61%								2.20%									2.26%
TAM INDEX: BLOOMBERG US TREASURY INFLATION PROTECTED SECURITIES INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg US Treasury Inflation Protected Securities Index
Average Annual Return, Percent		8.19%	8.61%
TAM INDEX: BLOOMBERG US TREASURY INFLATION PROTECTED SECURITIES INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg US Treasury Inflation Protected Securities Index
Average Annual Return, Percent		8.19%	8.61%
TAM INDEX: BLOOMBERG US TREASURY INFLATION PROTECTED SECURITIES INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg US Treasury Inflation Protected Securities Index
Average Annual Return, Percent		8.19%	8.61%
TAM INDEX: BLOOMBERG US TREASURY INFLATION PROTECTED SECURITIES INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg US Treasury Inflation Protected Securities Index
Average Annual Return, Percent			8.61%								2.20%							2.29%
TAM INDEX: BLOOMBERG MANAGED MONEY INTERMEDIATE (1-17 YR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg Muni Managed Money Intermediate Index
Average Annual Return, Percent			8.19%								0.80%									1.99%
TAM INDEX: BLOOMBERG MANAGED MONEY INTERMEDIATE (1-17 YR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg Muni Managed Money Intermediate Index
Average Annual Return, Percent			8.19%								0.80%									1.99%
TAM INDEX: BLOOMBERG MANAGED MONEY INTERMEDIATE (1-17 YR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg Muni Managed Money Intermediate Index
Average Annual Return, Percent			8.19%								0.80%									1.99%
TAM INDEX: BLOOMBERG MANAGED MONEY INTERMEDIATE (1-17 YR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg Muni Managed Money Intermediate Index
Average Annual Return, Percent			8.19%								0.80%						1.53%
TAM INDEX: MSCI EAFE SMALL CAP INDEX GROSS
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI EAFE Small Cap Index
Average Annual Return, Percent			23.56%								4.54%									6.15%
TAM INDEX: MSCI EAFE SMALL CAP INDEX GROSS
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI EAFE Small Cap Index
Average Annual Return, Percent			23.56%								4.54%									6.15%
TAM INDEX: MSCI EAFE SMALL CAP INDEX GROSS
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI EAFE Small Cap Index
Average Annual Return, Percent	1.43%